UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             July 21, 2005

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      87

 Form 13F Information Table Value Total:      $    1,243,815
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5    COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN SHARES/PRN                  OTHER   VOTING AUTHORITY
                                                   000's    AMOUNT                    MANAGERS
                                                                     SH/  PUT/INVSTM           SOLE SHAREDNONE
                                                                     PRN  CALLDISCRETN
                                                                                              >C>
    3M COMPANY                 COM      88579Y101 11,568     160,000  SH       SOLE          160,000
    ABBOTT LABS                COM      002824100 17,153     350,000  SH       SOLE          350,000
    AIR PRODUCTS & CHEMICALS   COM      009158106 15,075     250,000  SH       SOLE          250,000
    ALLTEL CORP.               COM      020039103 21,798     350,000  SH       SOLE          350,000
    AMBAC FINANCIAL GROUP      COM      023139108 20,579     295,000  SH       SOLE          295,000
    AMERICAN INT'L GROUP INC   COM      026874107 31,955     550,000  SH       SOLE          550,000
    AQUA AMERICA, INC.         COM      03836W103 26,766     900,000  SH       SOLE          900,000
    AUTOMATIC DATA PROCESSIN   COM      053015103 12,591     300,000  SH       SOLE          300,000
    AVAYA INC.                 COM      053499109  4,992     600,000  SH       SOLE          600,000
    BANK OF AMERICA            COM      060505104 25,085     550,000  SH       SOLE          550,000
    BANKATLANTIC BANCORP       CL A     065908501  5,685     300,000  SH       SOLE          300,000
    BEA SYSTEMS INC.           COM      073325102  7,024     800,000  SH       SOLE          800,000
    BELLSOUTH CORP             COM      079860102  5,314     200,000  SH       SOLE          200,000
    BJ WHOLESALE CLUB          COM      05548J106 16,245     500,000  SH       SOLE          500,000
    BLACK HILLS CORP           COM      092113109  9,028     245,000  SH       SOLE          245,000
    BP P.L.C.             SPONSORED ADR 055622104 16,843     270,000  SH       SOLE          270,000
    BRINKER INTL INC           COM      109641100  7,609     190,000  SH       SOLE          190,000
    BRISTOL MYERS SQUIBB       COM      110122108  8,618     345,000  SH       SOLE          345,000
    BUNGE LTD.                 COM      G16962105 12,997     205,000  SH       SOLE          205,000
    CANADIAN NATIONAL RAILWA   COM      136375102  3,863      67,000  SH       SOLE           67,000
    CINERGY CORP               COM      172474108 13,446     300,000  SH       SOLE          300,000
    CINTAS CORP.               COM      172908105 11,580     300,000  SH       SOLE          300,000
    CISCO SYSTEMS              COM      17275R102 22,932    1,200,000 SH       SOLE         1,200,000
    CLEAR CHANNEL COMMUNICAT   COM      184502102 10,825     350,000  SH       SOLE          350,000
    COMCAST CORP.              CL A     20030N101  9,977     325,000  SH       SOLE          325,000
    COMPASS BANKSHARES INC.    COM      20449H109 13,500     300,000  SH       SOLE          300,000
    CONOCOPHILLIPS             COM      20825C104 21,846     380,000  SH       SOLE          380,000
    CORNING INC                COM      219350105 16,620    1,000,000 SH       SOLE         1,000,000
    CREE INC.                  COM      225447101 12,735     500,000  SH       SOLE          500,000
    DEAN FOODS                 COM      242370104 17,620     500,000  SH       SOLE          500,000
    DEL MONTE FOODS            COM      24522P103 12,009    1,115,000 SH       SOLE         1,115,000
    DELL INC.                  COM      24702R101 15,804     400,000  SH       SOLE          400,000
    DIAMONDCLUSTER INTERNATI   COM      25278P106  5,622     497,500  SH       SOLE          497,500
    DONNELLEY R R & SONS CO.   COM      257867101 10,353     300,000  SH       SOLE          300,000
    DUKE ENERGY CORP.          COM      264399106 18,182     611,560  SH       SOLE          611,560
    DUPONT EI DE NEMOURS       COM      263534109 17,204     400,000  SH       SOLE          400,000
    EMERSON ELECTRIC           COM      291011104 12,526     200,000  SH       SOLE          200,000
    EXXON MOBIL CORP.          COM      30231G102  7,471     130,000  SH       SOLE          130,000
    FIFTH THIRD BANC           COM      316773100 11,127     270,000  SH       SOLE          270,000
    GANNETT INC.               COM      364730101  6,224      87,500  SH       SOLE           87,500
    GENENTECH, INC             COM      368710406 20,070     250,000  SH       SOLE          250,000
    GENERAL ELECTRIC CO.       COM      369604103 51,549    1,487,700 SH       SOLE         1,487,700
    HCA INC.                   COM      404119109 18,418     325,000  SH       SOLE          325,000
    ILLINOIS TOOL WORKS        COM      452308109  9,960     125,000  SH       SOLE          125,000
    INTEL CORP                 COM      458140100  8,079     310,000  SH       SOLE          310,000
    INVESTORS FINANCIAL SERV   COM      461915100 14,372     380,000  SH       SOLE          380,000
    JOHNSON & JOHNSON          COM      478160104 16,575     255,000  SH       SOLE          255,000
    KEYSPAN CORP.              COM      49337W100  5,698     140,000  SH       SOLE          140,000
    LAB CORP. OF AMERICA       COM      50540R409 11,726     235,000  SH       SOLE          235,000
    LUCENT TECHNOLOGIES        COM      549463107  8,439    2,900,000 SH       SOLE         2,900,000
    MARTIN MARIETTA MATERIAL   COM      573284106  9,787     141,600  SH       SOLE          141,600
    MDU RESOURCES GROUP, INC   COM      552690109 16,198     575,000  SH       SOLE          575,000
    MEDIMMUNE INC.             COM      584699102  6,012     225,000  SH       SOLE          225,000
    MEDTRONIC INC.             COM      585055106 16,055     310,000  SH       SOLE          310,000
    MICROSOFT CORP             COM      594918104 19,872     800,000  SH       SOLE          800,000
    MURPHY OIL CORP.           COM      626717102 11,992     229,600  SH       SOLE          229,600
    NEWELL RUBBERMAID INC.     COM      651229106 12,278     515,000  SH       SOLE          515,000
    NORTHFORK BANKCORP         COM      659424105 12,640     450,000  SH       SOLE          450,000
    ORACLE CORP                COM      68389X105 11,616     880,000  SH       SOLE          880,000
    OUTBACK STEAKHOUSE INC.    COM      689899102 10,179     225,000  SH       SOLE          225,000
    PEPSI CO. INC.             COM      713448108 23,729     440,000  SH       SOLE          440,000
    PETROLEUM & RESOURCES CO   COM      716549100 59,580    1,985,996 SH       SOLE         1,985,996
    PFIZER INC                 COM      717081103 30,890    1,120,000 SH       SOLE         1,120,000
    PROCTER & GAMBLE COMPANY   COM      742718109 17,935     340,000  SH       SOLE          340,000
    PROVIDENT BANKSHARES COR   COM      743859100  6,382     200,000  SH       SOLE          200,000
    ROHM & HAAS CO.            COM      775371107 18,536     400,000  SH       SOLE          400,000
    SAFEWAY, INC               COM      786514208  9,556     423,000  SH       SOLE          423,000
    SAPIENT CORP               COM      803062108  9,119    1,150,000 SH       SOLE         1,150,000
    SBC COMMUNICATIONS         COM      78387G103 14,131     595,000  SH       SOLE          595,000
    SCHLUMBERGER LTD           COM      806857108 14,429     190,000  SH       SOLE          190,000
    SIEBEL SYSTEMS INC.        COM      826170102  7,120     800,000  SH       SOLE          800,000
    SMURFIT-STONE CONTAINER    COM      832727101  6,611     650,000  SH       SOLE          650,000
    SOLECTRON CORP             COM      834182107  7,012    1,850,000 SH       SOLE         1,850,000
    SUN MICROSYSTEMS INC.      COM      866810104   354       95,000  SH       SOLE           95,000
    SYMANTEC CORP.             COM      871503108  8,696     400,000  SH       SOLE          400,000
    TARGET CORP.               COM      87612E106 25,029     460,000  SH       SOLE          460,000
    THE COCA-COLA CO.          COM      191216100  8,350     200,000  SH       SOLE          200,000
    TREHOUSE FOODS             COM      89469A104  2,851     100,000  SH       SOLE          100,000
    UNILEVER PLC ADR       SPON ADR NEW 904767704 13,403     345,000  SH       SOLE          345,000
    UNITED PARCEL SERVICES,  COM CL B   911312106 10,720     155,000  SH       SOLE          155,000
    UNITED TECHNOLOGIES        COM      913017109 15,405     300,000  SH       SOLE          300,000
    VODAFONE GROUP PLC    SPONSORED ADR 92857W100 11,980     492,613  SH       SOLE          492,613
    WACHOVIA CORP. NEW         COM      929903102 18,352     370,000  SH       SOLE          370,000
    WELLS FARGO COMPANY        COM      949746101 24,632     400,000  SH       SOLE          400,000
    WILMINGTON TRUST CORP.     COM      971807102 15,124     420,000  SH       SOLE          420,000
    WYETH COMPANY              COM      983024100 14,463     325,000  SH       SOLE          325,000
    ZIMMER HLDGS INC.          COM      98956P102  9,521     125,000  SH       SOLE          125,000
                                                 1,243,815